Geographic Information - Summary of Revenue and Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	$ 19,977,150	$ 19,069,970	$ 17,323,163
Property and equipment, net	157,645	158,433
Geographic Concentration Risk | United States | Sales
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	15,267,536	14,625,977	13,405,809
Geographic Concentration Risk | United States | Property and Equipment
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net	126,160	124,724
Geographic Concentration Risk | Other | Sales
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	4,709,614	4,443,993	$ 3,917,354
Geographic Concentration Risk | Other | Property and Equipment
Revenues From External Customers And Long Lived Assets [Line Items]
Property and equipment, net	$ 31,485	$ 33,709